LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities

The components of lease costs, lease term and discount rate are as follows:

US dollars
(in thousands)	Year Ended December 31, 2020

Operating lease cost:
Office and warehouse space	1,656
Base stations	697
Vehicle	493
Others	166
3,012
Weighted Average Remaining Lease Term (years):
Office space	1.3
Base stations	5.3
Vehicle	1.3
Others	1.6

Weighted Average Discount Rate (%):
Office space	5.26
Base stations	2.13
vehicle	9.17
Others	7.83

Schedule of Supplemental Cash Flow Information Related Operating Leases

Supplemental cash flow information related to operating leases was as follows:

US dollars
(in Million)	Year Ended December 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	3.0

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-

Schedule of Minimum lease Payments

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31, 2020:

US dollars
December 31, 2020
Period:
2021	2,974
2022	1,349
2023	456
2024	372
2025	328
Thereafter	436
Total operating lease payments	5,915
Less: imputed interest	(367)
Present value of lease liabilities	5,548